A Message
From
The Chairman of the Board
and President of
AUL American Series Fund, Inc.

To Participants in AUL American Unit Trust
The U.S. economy continued to astound investors during the first half of 1997. After more than six years of steady expansion, economic growth was still healthy and strong. Although the rate of economic growth during the first quarter was more robust than expected, economic activity moderated during the second quarter to a more sustainable pace. The unemployment rate declined to a 24 year low, yet inflation remained calm. As a result, the Federal Reserve Board tightened monetary policy only one time during the six months by raising short term rates.
Since then, the Fed has been waiting patiently on
 the sidelines always on the lookout for signs of inflationary pressures.
Despite a short term correction during March and April, the stock market produced remarkable investment results for the first half of 1997. However, major stock indices were still dominated by the returns of large capitalization companies, just like in 1996. As a result, valuations of many of these large companies appeared excessive by mid-year. Although small stock performance improved during the second quarter, a divergence in investment returns between large companies and small companies still existed.
Bond market returns exceeded money market returns in the first six months of 1997 but trailed far behind the performance of most common stock indices. Mortgage-backed securities and lower quality corporate bonds provided the best returns for bond investors in the first half of 1997 while high quality, longer maturity Treasuries were the poorest performers.
Bond yields moved higher in the first quarter in reaction to the Federal Reserve Board's 25 basis point increase in the Federal Funds target rate. Interest rates at the end of June, however, were only moderately higher than at the beginning of the year as bond investors became convinced that inflation was well under control.
Although economic fundamentals are still positive as we begin the second half of 1997, the speed and magnitude of the current stock market advance is worrisome.
Whenever the stock market experiences above average returns, it becomes much more susceptible to negative surprises.
As a result, equity investors should be prepared for increased volatility during the remainder of 1997.
Bond prices responded positively to the Federal
Reserve Board's decision in early July to leave the
 Federal Funds
target rate unchanged at 5.50%.  Bond returns for the
 remainder of the year, however, will be highly dependent on investors remaining confident that moderate economic growth and low inflation will persist into 1998.
James W. Murphy
Chairman of the Board of Directors and President
Indianapolis, Indiana
July 23, 1997
AUL American Unit Trust
                      statementS of net assets
                            June 30, 1997
                             (unaudited)

                                 Series Fund            Fidelity

                   EquityMoney Market      Bond  Managed Tactical Asset
High Income




Assets:
Investment at value  $    28,011,632 $    6,121,141 $    7,737,090
$          21,173,821
$         104  $            11,711,261



Net Assets     $   28,011,632 $    6,121,141 $    7,737,090 $ 21,173,821
 $        104   $           11,711,261



Units outstanding         11,457,810      4,888,868      4,690,513  10,427,906
          100           7,562,345



Accumulation Unit Value            $ 2.44         $ 1.25         $    1.65
   $   2.03            $   1.04            $   1.55

The accompanying notes are an integral part of the financial statements.
                    AUL American Unit Trust
                statementS of net assets (continued)
                            June 30, 1997
                             (unaudited)

                                     Fidelity

                   Growth  Overseas   Asset Manager    Index 500
Equity-Income              Contrafund




Assets:
Investment at value  $    47,247,217 $   14,671,384 $   44,129,701
 $            29,513,264  $        8,665,619  $            11,727,355



Net Assets    $    47,247,217       $    14,671,384 $   44,129,701
 $            29,513,264  $        8,665,619  $            11,727,355



Units outstanding         24,482,013      9,153,905     29,169,916
14,162,819           5,422,981           6,971,913



Accumulation Unit Value      $          1.93 $         1.60 $       1.51
$       2.08   $       1.60   $       1.68


The accompanying notes are an integral part of the financial statements.

               AUL American Unit Trust
                statementS of net assets (continued)
                            June 30, 1997
                             (unaudited)
       American
                    Century        Alger  CalvertT. Rowe Price    PBHG

                  VP Capital      American        Capital
 Technology &
                 Appreciation      Growth       Accumulation   Equity Income
      Growth II             Communications



Assets:
Investment at value  $     2,073,648 $   14,251,125 $    1,340,433
 $            13,458,608  $            2,492  $         188



Net Assets     $    2,073,648 $   14,251,125 $    1,340,433 $ 13,458,608
  $           2,492   $        188



Units outstanding          1,761,738      8,752,338  912,404      8,124,052
     2,389            182



Accumulation Unit Value      $          1.18 $         1.63 $       1.47
$    1.66   $       1.04   $       1.03


The accompanying notes are an integral part of the financial statements.

                   AUL American Unit Trust
                statementS of net assets (continued)
                            June 30, 1997
                             (unaudited)

                         Janus       Safeco

                   Worldwide      Flexible
                   Growth  Income  Equity         Growth



Assets:
Investment at value  $        61,302 $          100 $          111
$            3,952



Net Assets     $       61,302 $          100 $          111
$      3,952



Units outstanding       54,880             98            102
         3,456



Accumulation Unit Value      $          1.12 $         1.02 $       1.09
$       1.14


The accompanying notes are an integral part of the financial statements.

                   AUL American Unit Trust
         statementS of operations and changes in net assets
           for the six months ended June 30, 1997 and 1996
                             (unaudited)
     Series Fund

                      Equity       Money Market       Bond


                    1997   1996     1997  1996    1997   1996


Operations:
Dividend income      $       192,068 $       77,609 $      129,177
$           85,943  $          190,487  $          182,790
Mortality & expense
charges               152,860         112,384         32,462            22,774
            46,342              37,494

Net Investment Income
(Expense)              39,208        (34,775)         96,715            63,169
                144,145                  145,296


Gain (Loss) on Investments:
Net realized gain (loss)      643,170        361,881
               32,487            (30,935)
Net change in
unrealized gain (loss)      3,068,273      1,008,499
                  (20,766)                (285,692)

Net Gain (Loss)      3,711,443      1,370,380
 11,721           (316,627)


Increase (Decrease)
in Assets from
Operations          3,750,651      1,335,605         96,715       63,169
   155,866           (171,331)


Contract Owner Transactions:
Proceeds from units sold    4,063,825      2,818,244          14,786,100
        9,470,266           1,147,101           1,489,617
Cost of units redeemed           (2,120,912)           (1,557,705)
(13,597,922)              (7,394,780)           (892,888)           (682,530)

Increase            1,942,913       1,260,539      1,188,178       2,075,486
            254,213                  807,087


Net increase        5,693,564      2,596,144      1,284,893    2,138,655
        410,079             635,756
Net Assets, beginning     22,318,068     16,712,742      4,836,248
     2,457,387           7,327,011           5,780,313

Net Assets, ending    $   28,011,632 $   19,308,886 $    6,121,141
 $       4,596,042   $       7,737,090   $       6,416,069


Units sold          1,823,499      1,506,411     11,913,470    7,898,458
    720,241             953,466
Units redeemed      (955,044)      (830,353)   (10,955,874)  (6,165,038)
        (564,899)           (438,370)


Net increase          868,455        676,058        957,596    1,733,420
      155,342             515,096
Units outstanding, beginning         10,589,355             9,332,222
   3,931,272                2,066,493                4,535,171       3,613,483

Units outstanding, ending         11,457,810     10,008,280    4,888,868
    3,799,913           4,690,513           4,128,579

The accompanying notes are an integral part of the financial statements.

                  AUL American Unit Trust
   statementS of operations and changes in net assets (continued)
           for the six months ended June 30, 1997 and 1996
                             (unaudited)
     Series Fund     Fidelity

                       Managed    Tactical Asset   High Income


                    1997   1996   1997(1)                 1997    1996


Operations:
Dividend income      $       319,126 $      128,519 $
  $          796,755  $          559,290
Mortality & expense
charges               121,456          99,913
  67,020                   42,680

Net Investment Income
(Expense)             197,670          28,606
 729,735                  516,610


Gain (Loss) on Investments:
Net realized gain (loss)      249,564        119,199
 153,207              61,544
Net change in
unrealized gain (loss)      1,526,362        381,916                   4
      (131,645)                (146,641)

Net Gain (Loss)                           1,775,926                    501,115
                                                                     4
  21,562         (85,097)


Increase (Decrease)
in Assets from
Operations          1,973,596        529,721              4          751,297
    431,513


Contract Owner Transactions:
Proceeds from units sold    2,217,008      1,962,158                 100
   2,406,760           2,165,969
Cost of units redeemed           (1,559,168)           (1,226,618)
(1,109,893)           (917,161)

Increase              657,840         735,540            100
   1,296,867                1,248,808


Net increase        2,631,436      1,265,261            104
  2,048,164           1,680,321
Net Assets, beginning     18,542,385     15,384,723
9,663,097           6,063,352

Net Assets, ending    $   21,173,821 $   16,649,984 $          104
$           11,711,261   $       7,743,673


Units sold          1,163,145      1,160,152            100
1,624,446           1,618,257
Units redeemed      (822,425)      (721,670)
   (741,328)           (685,123)


Net increase          340,720        438,482            100
883,118             933,134
Units outstanding, beginning         10,087,186             9,242,020
6,679,227                4,719,928

Units outstanding, ending         10,427,906      9,680,502          100
                        7,562,345           5,653,062

(1) for the Period from May 1, 1997 to June 30, 1997.
The accompanying notes are an integral part of the financial statements. AUL American Unit Trust
   statementS of operations and changes in net assets (continued)
           for the six months ended June 30, 1997 and 1996
                             (unaudited)
       Fidelity

                      Growth         Overseas    Asset Manager


                    1997   1996     1997  1996    1997   1996


Operations:
Dividend income      $     1,439,710 $    1,686,076 $    1,001,818
$          195,921  $        4,572,177  $        1,858,564
Mortality & expense
charges               261,517         167,192         78,265           53,902
            249,781                  184,317

Net Investment Income
(Expense)           1,178,193       1,518,884        923,553            142,019
             4,322,396                1,674,247


Gain (Loss) on Investments:
Net realized gain (loss)    1,445,452      1,075,811             524,569
   273,294             440,935              71,760
Net change in
unrealized gain (loss)      2,744,107       (86,600)             501,094
   149,948                (654,330)                (255,856)

Net Gain (Loss)      4,189,559        989,211      1,025,663
  423,242           (213,395)           (184,096)


Increase (Decrease)
in Assets from
Operations          5,367,752      2,508,095      1,949,216      565,261
         4,109,001           1,490,151


Contract Owner Transactions:
Proceeds from units sold    9,090,720      9,771,231           6,912,883
          4,512,767           6,298,147           5,114,433
Cost of units redeemed           (5,682,771)           (3,489,002)
   (5,598,961)              (3,471,909)              (3,043,703)

Increase            3,407,949       6,282,229      1,313,922        1,040,858
 3,254,444                2,263,249


Net increase        8,775,701      8,790,324      3,263,138    1,606,119
  7,363,445           3,753,400
Net Assets, beginning     38,471,516     22,533,118     11,408,246
  7,901,597          36,766,256          27,724,302

Net Assets, ending    $   47,247,217 $   31,323,442 $   14,671,384
 $       9,507,716   $           44,129,701   $           31,477,702


Units sold          5,126,880      6,174,921      4,710,220    3,518,827
  4,430,111           4,118,038
Units redeemed    (3,204,937)    (2,235,893)    (3,801,504)  (2,709,240)
        (2,128,273)              (2,289,369)


Net increase        1,921,943      3,939,028        908,716      809,587
 2,301,838           1,828,669
Units outstanding, beginning         22,560,070             14,966,606
   8,245,189                6,385,519                26,868,078      22,931,563

Units outstanding, ending         24,482,013     18,905,634    9,153,905
      7,195,106          29,169,916          24,760,232

The accompanying notes are an integral part of the financial statements. AUL American Unit Trust
   statementS of operations and changes IN net assets (continued)
           for the six months ended June 30, 1997 and 1996
                             (unaudited)
       Fidelity


                       Index 500    Equity-Income   Contrafund


                    1997   1996     1997  1996    1997   1996


Operations:
Dividend income      $       653,527 $      270,229 $      626,460
 $           57,407  $          231,986  $           11,446
Mortality & expense
charges               142,850          49,516         44,138         12,845
               57,165                   12,985

Net Investment Income
(Expense)             510,677         220,713        582,322
         174,821                  (1,539)


Gain (Loss) on Investments:
Net realized gain (loss)    1,321,811        430,177              55,534
  32,190             201,525              19,899
Net change in
unrealized gain (loss)      2,331,128         30,836             447,696
  (12,560)                  707,142                  128,406

Net Gain (Loss)      3,652,939        461,013        503,230      19,630
      908,667             148,305


Increase (Decrease)
in Assets from
Operations          4,163,616        681,726      1,085,552       64,192
 1,083,488             146,766


Contract Owner Transactions:
Proceeds from units sold   15,015,717      5,443,597           2,419,402
  2,826,473           4,714,480           2,783,437
Cost of units redeemed           (6,831,520)           (1,489,440)     (697,488)
   (526,481)              (1,130,238)           (420,105)

Increase            8,184,197       3,954,157      1,721,914      2,299,992
 3,584,242                2,363,332


Net increase       12,347,813      4,635,883      2,807,466    2,364,184
   4,667,730           2,510,098
Net Assets, beginning     17,165,451      5,717,034      5,858,153
 932,218           7,059,625             875,740

Net Assets, ending    $   29,513,264 $   10,352,917 $    8,665,619
$       3,296,402   $           11,727,355   $       3,385,838


Units sold          7,948,068      3,581,047      1,647,369    2,209,889
  3,035,990           2,112,174
Units redeemed    (3,626,448)      (978,150)      (467,847)    (410,398)
      (720,252)           (317,784)


Net increase        4,321,620      2,602,897      1,179,522    1,799,491
2,315,738           1,794,390
Units outstanding, beginning         9,841,199              3,976,682
4,243,459                762,132             4,656,175                691,978

Units outstanding, ending         14,162,819      6,579,579    5,422,981
2,561,623           6,971,913           2,486,368

The accompanying notes are an integral part of the financial statements.
                       AUL American Unit Trust
   statementS of operations and changes in net assets (continued)
           for the six months ended June 30, 1997 and 1996
                             (unaudited)
     American Century    Alger       Calvert

                               VP Capital Appreciation   American Growth Capital
Accumulation


                    1997   1996     1997  1996    1997   1996


Operations:
Dividend income      $        44,837 $      158,096 $      123,940
$          118,973  $              $
Mortality & expense
charges                12,761           8,600         72,541           19,913
    7,385                  (2,527)

Net Investment Income
(Expense)              32,076         149,496         51,399           99,060
         (7,385)                  (2,527)


Gain (Loss) on Investments:
Net realized gain (loss)    (205,940)         42,990             660,936
   95,965              61,706              64,038
Net change in
unrealized gain (loss)         58,500      (187,560)           1,036,243
    (95,442)                   53,458                 (22,691)

Net Gain (Loss)      (147,440)      (144,570)      1,697,179
523             115,164              41,347


Increase (Decrease)
in Assets from
Operations          (115,364)          4,926      1,748,578       99,583
  107,779              38,820


Contract Owner Transactions:
Proceeds from units sold      646,561        868,263           8,436,920
      5,699,220           2,252,075           2,570,945
Cost of units redeemed      (646,991)      (113,692)         (5,341,870)
  (2,035,502)              (2,322,334)              (1,909,106)

Increase                (430)         754,571      3,095,050          3,663,718
   (70,259)                  661,839


Net increase        (115,794)        759,497      4,843,628    3,763,301
     37,520             700,659
Net Assets, beginning      2,189,442  969,741            9,407,497
1,295,373           1,302,913              89,922

Net Assets, ending    $    2,073,648 $    1,729,238 $   14,251,125
 $       5,058,674   $       1,340,433   $         790,581


Units sold            564,332        661,698      5,662,898    4,300,426
 1,631,154           1,859,258
Units redeemed      (588,448)       (86,006)    (3,585,552)  (1,532,503)
          (1,689,190)              (1,352,153)


Net increase         (24,116)        575,692      2,077,346    2,767,923
    (58,036)             507,105
Units outstanding, beginning         1,785,854              747,779
  6,674,992                1,028,839                970,440             71,033

Units outstanding, ending          1,761,738      1,323,471    8,752,338
   3,796,762             912,404             578,138

The accompanying notes are an integral part of the financial statements. AUL American Unit Trust
   statementS of operations and changes in net assets (continued)
           for the six months ended June 30, 1997 and 1996
                             (unaudited)
     T. Rowe Price  PBHG       Janus

                                Equity-Income   Growth IITech. & Comm.
Worldwide Growth   Flexible
Income


                    1997   1996   1997(1)        1997(1)     1997(1)     1997(1)


Operations:
Dividend income      $       179,073 $       30,193 $                $
    $         590  $           4
Mortality & expense
charges                59,499           8,794              1
               21                   1

Net Investment Income
(Expense)             119,574          21,399            (1)
  569                   3


Gain (Loss) on Investments:
Net realized gain (loss)      111,590         21,206                 (9)
    12            (8)
Net change in
unrealized gain (loss)      1,091,271         37,201                 (1)
   5                (56)                 (4)

Net Gain (Loss)      1,202,861         58,407           (10)                5
 (44)           (12)


Increase (Decrease)
in Assets from
Operations          1,322,435         79,806           (11)            5
525            (9)


Contract Owner Transactions:
Proceeds from units sold    6,579,523      2,235,097               4,779
     183              60,782          2,391
Cost of units redeemed      (628,892)      (233,782)             (2,276)
            (5)             (2,282)

Increase            5,950,631       2,001,315          2,503
 183                   60,777                 109


Net increase        7,273,066      2,081,121          2,492
188              61,302            100
Net Assets, beginning      6,185,542  478,071

Net Assets, ending    $   13,458,608 $    2,559,192 $        2,492
$        188   $          61,302   $        100


Units sold          4,274,380      1,739,653          4,585          182
  54,884          2,332
Units redeemed      (409,482)      (182,390)        (2,196)
   (4)             (2,234)


Net increase        3,864,898      1,557,263          2,389          182
      54,880             98
Units outstanding, beginning         4,259,154              388,732


Units outstanding, ending          8,124,052      1,945,995        2,389
        182              54,880             98

(1) for the Period from May 1, 1997 to June 30, 1997.
The accompanying notes are an integral part of the financial statements. AUL American Unit Trust
   statementS of operations and changes in net assets (continued)
           for the six months ended June 30, 1997 and 1996
                             (unaudited)
        Safeco

                   Equity  Growth


                    1997(1)       1997(1)


Operations:
Dividend income      $               $
Mortality & expense
charges                                     2

Net Investment Income
(Expense)                                 (2)


Gain (Loss) on Investments:
Net realized gain (loss)                          33
Net change in
unrealized gain (loss)             11            106

Net Gain (Loss)                          11                 139


Increase (Decrease)
in Assets from
Operations                 11            137


Contract Owner Transactions:
Proceeds from units sold          100          5,490
Cost of units redeemed                       (1,675)

Increase                  100           3,815


Net increase              111          3,952
Net Assets, beginning

Net Assets, ending    $          111 $        3,952


Units sold                102          4,949
Units redeemed                       (1,493)


Net increase              102          3,456
Units outstanding, beginning

Units outstanding, ending         102         3,456
                          (1) for the Period from May 1, 1997 to June 30, 1997.
The accompanying notes are an integral part of the financial statements. notes to financial statements
1.     Summary of Significant Accounting Policies
   The AUL American Unit Trust (Variable Account) was established by American United Life Insurance Company
(AUL) on August 17, 1989, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The
Variable Account is a segregated investment account of AUL and invests exclusively in shares of mutual fund portfolios offered by the AUL American Series Fund, Inc. (Series Fund),
Fidelity Investments  Variable Insurance Products
 Fund and Variable Insurance Products Fund II(Fidelity),
American
Century Variable Portfolios, Inc. (American Century),
Acacia Capital Corporation (Calvert), T. Rowe Price
 Equity Series,
Inc. (T. Rowe Price), PBHG Insurance Series Fund, Inc.
 (PBHG), Janus Aspen Series (Janus), and Safeco
Resource Series
Trust (Safeco).
Security Valuation Transactions and Related
 Investment Income
The market value of investments is based on the closing bid prices at June 30, 1997. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.
Mortality and Expense Risks Charges
AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charge is equal on an annual basis to 1.25% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge shall not increase. The charges incurred during the six months ended June 30, 1997 and 1996, were $1,406,067 and $835,837, respectively.
Taxes
Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code.
Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been
imposed.
Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ
from those estimates.

2. Account Charges
   AUL may assess a premium tax charge based on
premium taxes incurred. Premium taxes currently range
between
0% and 3.5%, but are subject to change by governmental
 entities.
AUL deducts an annual administrative charge from
 each participant's account which may not exceed the
lesser of 0.5% of
the participant's account value or $7.50 per quarter.
The charge is assessed every quarter on a participant
 account if it is in
effect on the quarterly contract anniversary, and the
charge is assessed only during the accumulation period. The charges incurred during the six months ended June 30, 1997 and 1996, were $173,130 and $104,118, respectively.
AUL may assess a withdrawal charge on withdrawals
 that exceed 10% of the participant's account value as of the last contract anniversary preceding the request for the withdrawal. The amount of the charge depends up
on the number of
account years the participant's account has been in
 existence, as follows:
             Account Year        Withdrawal Charge

                 1 - 5                  8%
               6 - 10                    4%
              11 or more                0%

The aggregrate withdrawal charges will not exceed
9% of the contributions made by or on behalf of a participant under a contract. The charges incurred during the six months ended June 30, 1997 and 1996, were $90,541 and $93,275, respectively. notes to financial statements (continued)
3.Accumulation Unit Value
   The change in the Accumulation Unit Value per unit for the six months ended June 30, 1997, or from inception of operation, May 1, 1997, through June 30, 1997, is:

                    6/30/97         12/31/96      Change


 Series Fund:
  Equity     $        2.444053     $     2.107103             16.0%
    Money Market       1.251902          1.229861              1.8%
    Bond              1.648449           1.614937              2.1%
    Managed           2.028542           1.837513             10.4%

 Fidelity:
  High Income          1.548346          1.446567              7.0%
    Growth            1.929085           1.705274             13.1%
    Overseas          1.600913           1.383489             15.7%
    Asset Manager      1.512123          1.368222             10.5%
    Index 500          2.082910          1.743597             19.5%
    Equity-Income      1.596855          1.380472             15.7%
    Contrafund         1.681930          1.516110             10.9%

 American Century:
  VP Capital
     Appreciation      1.175628          1.225326             -4.1%

 Alger:
  American Growth      1.628216          1.409348             15.5%

 Calvert:
  Capital Accumulation    1.469098                    1.342590           9.4%

 T. Rowe Price:
  Equity Income        1.656418          1.452068             14.1%

                            6/30/97      5/1/97    Change


 Series Fund:
  Tactical Asset    $        1.036707  $    0.982323                5.5%

 PBHG:
Growth II                  1.042856          1.000000       4.3%
  Technology &
      Communications         1.029885     1.000000             3.0%

 Janus:
  Worldwide Growth     1.117028          1.009977              1.6%
    Flexible Income    1.021003          0.996134              2.5%

 Safeco:
  Equity              1.094335           0.983650             11.3%
      Growth            1.143402           0.934137             22.4%
  notes to financial statements (continued)
    4.       Cost of Investments
   The cost of Investments at June 30, 1997, is:
   Series Fund:
                Equity                                  $     21,053,769
                Money Market                                   6,121,141
                Bond                                     7,747,362
                Managed                                        17,682,115
                Tactical Asset                                       100
   Fidelity:
                High Income                                    11,042,248
                Growth                                         41,509,136
                Overseas                                       13,298,156
                Asset Manager                                  39,937,238
                Index 500                                      25,455,366
                Equity-Income                                   7,819,682
                Contrafund                                     10,393,127
        American Century:
                VP Capital Appreciation                         2,228,718
   Alger:
                American Growth                                12,780,327
                Calvert:
              Capital Accumulation                             $  1,268,546
   T. Rowe Price:
                Equity Income                                    12,014,341
   PBHG:
                Growth II                                         2,493
                Technology &
                  Communications                                       183
   Janus:
     Worldwide Growth         61,358
                Flexible Income                                       104
   Safeco:
                Equity                                                  100
                Growth                                                3,846
5.              Net Assets
   Net Assets at June 30, 1997, are:
                                 Series Fund            Fidelity


                   EquityMoney Market      Bond  Managed Tactical Asset
  High Income

Proceeds from units sold     $    27,835,712 $   44,312,154 $ 10,815,052
  $           22,248,099   $        100   $           13,244,699
Cost of units redeemed  (10,089,200)   (38,528,849)    (4,010,015)
       (7,281,133)                             (3,901,486)
Net investment income      1,300,389  337,836            1,002,121
    2,026,602                          1,458,851
Net realized gain (loss)           2,006,868                    (59,796)
688,547                            240,184
Unrealized gain (loss)     6,957,863                (10,272)        3,491,706
          4             669,013

              $    28,011,632       $     6,121,141 $    7,737,090   $21,173,821
 $         104  $            11,711,261


                                     Fidelity

                   Growth  Overseas   Asset Manager     Index  500
     Equity-Income              Contrafund

Proceeds from units sold     $    54,166,665 $   25,928,705 $ 48,010,557
  $           34,653,767   $       8,694,487   $           12,437,925
Cost of units redeemed  (20,312,821)   (14,795,674)   (14,658,114)
 (12,531,365)              (1,590,785)              (2,564,436)
Net investment income      2,441,063  923,164            6,172,602
   642,335             601,650             148,733
Net realized gain (loss)           5,214,229      1,241,961      412,193
   2,690,629             114,330             370,905
Unrealized gain (loss)     5,738,081      1,373,228      4,192,463
  4,057,898             845,937           1,334,228

              $    47,247,217       $    14,671,384 $   44,129,701
$            29,513,264  $        8,665,619  $            11,727,355
notes to financial statements (continued)
5.     Net Assets (continued)
                   American
                    Century        Alger  CalvertT. Rowe Price    PBHG

                  VP Capital      American        Capital
Technology &
                 Appreciation      Growth       Accumulation   Equity Income
    Growth II             Communciations

Proceeds from units sold     $     3,260,294 $   21,307,006
$ 10,510,952   $           13,457,691   $           4,779   $        183
Cost of units redeemed   (1,068,337)    (9,391,139)    (9,319,205)
            (1,879,422)             (2,276)
Net investment income  162,277        101,247        (9,378)
   216,964            (1)
Net realized gain (loss)           (125,516)        763,213       86,177
           219,108            (9)
Unrealized gain (loss)     (155,070)      1,470,798   71,887
  1,444,267            (1)              5

               $    2,073,648       $     14,251,125      $    1,340,433
$            13,458,608  $            2,492  $         188


                        Janus         Safeco

                   Worldwide      Flexible
                   Growth  Income  Equity         Growth

Proceeds from units sold     $        60,782 $        2,391
 $        100   $           5,490
Cost of units redeemed           (5)  (2,282)
       (1,675)
Net investment income      569              3
   (2)
Net realized gain (loss)           12           (8)
 33
Unrealized gain (loss)          (56)      (4)             11
 106

               $       61,302       $            100      $          111
$            3,952